SEMI-ANNUAL REPORT

April 30, 2002                               INTERNATIONAL EQUITY FUND
                                             ING International Growth Fund




[GRAPHIC OF WORLD MAP]




                                                     [LION LOGO]
                                                      ING FUNDS
                                             (formerly the Aetna Funds)

                               PRESIDENT'S LETTER


Dear Shareholder:

We are pleased to present the April 30, 2002 Semi-Annual Report for the ING Series Fund, Inc. (formerly, Aetna Series Fund, Inc.).

There have been some very important changes that have occurred over the past several months regarding the Aetna Series Fund. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the funds within the Aetna Series Fund and Aeltus Investment Management became the sub-adviser to all of the funds with the exception of the ING Technology Fund (formerly, Aetna Technology Fund) which will continue to be sub-advised by Elijah Asset Management, LLC.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. Included in this Semi-Annual Report is the ING International Growth Fund (formerly, Aetna International Fund). The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,


/s/ James M. Hennessy

James M. Hennessy
President
ING Series Fund, Inc.

May 15, 2002

TABLE OF CONTENTS

President's Letter ..........................................................  i

ING INTERNATIONAL GROWTH FUND:
Investment Review ...........................................................  1
Portfolio of Investments ....................................................  5
Statement of Assets and Liabilities .........................................  7
Statement of Operations .....................................................  9
Statements of Changes in Net Assets ......................................... 10
Notes to Financial Statements ............................................... 12
Financial Highlights ........................................................ 17
Additional Information ...................................................... 22

                         ING INTERNATIONAL GROWTH FUND
                               Growth of $10,000

                        INTERNATIONAL GROWTH
                            FUND CLASS I              MSCI EAFE INDEX
                            ------------              ---------------
  5/1/92                       10,000                     10,000
12/31/92                        9,769                      9,944
12/31/93                       12,725                     13,220
12/31/94                       12,733                     14,286
12/31/95                       13,620                     15,937
10/31/96                       15,251                     16,506
10/31/97                       19,222                     17,318
10/31/98                       21,187                     19,044
10/31/99                       27,141                     23,493
10/31/00                       29,625                     22,868
10/31/01                       19,118                     17,225
 4/30/02                       18,862                     18,197

                          Average Annual Total Returns
                      for the period ended April 30, 2002*

                               1 Year            5 Years          10 Years
                               ------            -------          --------
Class I:                      -23.68%             1.35%             6.55%

Class A:
  POP (1)                     -28.26%            -0.23%             5.31%
  NAV (2)                     -23.91%             0.96%             5.94%

Class B:
  w/CDSC (3)                  -28.29%             0.08%             5.51%
  NAV                         -24.52%             0.39%             5.51%

Class C:
  w/CDSC (4)                  -25.33%             0.37%             5.50%
  NAV                         -24.57%             0.37%             5.50%

Class O: (5)
  NAV                         -24.06%             1.15%             6.36%

*Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. For periods prior to the inception of Class A, Class B, Class C and Class O, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B, Class C and Class O shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          ING INTERNATIONAL GROWTH FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The ING International Growth Fund Class I shares generated a -1.37% total return, net of expenses, for the period ended April 30, 2002. The benchmark, Morgan Stanley Capital International-Europe, Australia and Far East (MSCI EAFE) Index(a), returned 5.66% for the same period.

                                                  See Definition of Terms.     1

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Global economies and equity markets underwent three distinctive phases during the period under review (November, 2001 - April, 2002). For the last two months of 2001, global central banks continued easing monetary policy in a synchronized fashion, bringing short-term interest rates to multi-decade lows. The U.S. Federal Reserve cut rates 75 basis points while the European Central Bank and the Bank of England reduced rates 50 basis points each. The Bank of Japan, with near zero interest rates to begin with, nearly doubled the amount of reserves it provided to the financial system, expanding the monetary base by over 30%. By the end of 2001, monetary authorities in the U.S. and Europe completed their easing cycle, as consumer and industrial sentiment gains finally translated into spending and production increases.

The economic recovery was not uniform. The U.S. economy responded first, and with the most strength, as it received the most aggressive monetary and fiscal stimulus. Early gains in the war on terrorism, low oil prices and an unseasonably mild winter were welcome psychological factors helping more concrete government efforts. Lower interest rates accelerated housing market refinancing and sales activity in the U.S. and U.K., supporting consumer activity. Both the U.S. and U.K. underwent a staggered recovery, with strong consumer consumption leading, followed by slowly recovering manufacturing sectors, which were burdened by excess inventory levels. The Eurozone's recovery lagged that in the U.S. and U.K. due to the European Central Bank's least accommodative stance, hobbled by its strict 2% inflation target. Also, Europe, especially Germany's manufacturing sector, suffered from the decline in exports to the U.S.

The Japanese economy remained in recession for the period, despite the Bank of Japan's large infusion of liquidity to offset the banking system's ongoing non-performing loan problems. Throughout the period, premier export companies were one of the few bright spots in Japan as they were not reliant on the domestic economy. By the end of the period, the exporter sector in general was improving, taking advantage of economic recovery in the U.S. and Asian markets.

Early in 2002, the economic recovery theme was overshadowed by accounting contagion. The Enron bankruptcy in the U.S. caused a rapid re-evaluation in all markets, negatively affecting companies with high debt levels or complex business models. This was the second main theme for the period under review, with individual firms experiencing rapid price declines whether warranted by accounting practices or suffering from guilt by association with similar firms in their sector.

The third phase occurred late in the period and was based on earnings disappointment. Late in the period, indicators of economic recovery began to level off from the steeply sloped recovery in the first part of the period. While profits are lagging indicators, the market was no longer content to wait if the slope of the global recovery was not to continue in a steep "V" shaped pattern. For once, the Japanese equity market was beneficially out of synch with other global markets. The government, under the guise of a restructuring program engineered a short squeeze prior to Japan's March 31 fiscal year end. Brokers were penalized for short sales, causing a rapid re-purchase of shares. The Japanese equity market continued to improve when the banking sector survived fiscal year end with adequate reserve ratios and no high profile bankruptcies. Additionally, a bottoming in industrial production and gains in export sales kept the Japanese market firm.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Just as markets underwent several phases during the period, the Fund's performance can be segregated into two patterns. Since the Fund's strategy is growth oriented, the Fund nearly doubled benchmark gains during the first half of the period, as growth stocks recovered strongly from the global slowdown. The Fund outperformed in all sectors except Telecommunications as it did not own major benchmark constituents, which did not rank well in the Fund's selection process. For the second half of the period, the Fund's underperformance was concentrated in several stocks that experienced earnings disappointments. Two of the stocks were in the Consumer Goods sector. Telewest Communications Plc, (U.K.
- Cable TV), was a strong performer in the fourth quarter of 2001. While Telewest is ranked highly compared to other European cable companies, its stock price was negatively affected in the later part of the period due to the level of debt associated with cable providers and debt re-negotiations by competitor firms. Also, in the Consumer Goods sector, Fast Retailing Co. Ltd. (Japan - Retail Apparel) underperformed as the slow Japanese economy and fashion changes led to downward profit revisions. In the Healthcare sector, Shire
Pharmaceuticals Group Plc, (U.K. - Drugs) also lost value quickly, despite positive fourth quarter earnings, when management announced 2002 expenses would increase due to the

2     See Definition of Terms.

introduction of new products and faster than expected generic product competition. Shire management delivered conservative guidance on the level of forward earnings and the market assumed the worst. Shire maintains a positive cash generating position and has a strong product line. The Fund's outperformance in the Commercial Services sector was due to stock selection and was spread over most of the sector's holdings.

WHAT IS YOUR OUTLOOK GOING FORWARD?

While the Fund is growth oriented and the global economy continues to show signs of recovery, the Fund is being repositioned to reduce volatility from over-reactions to earnings disappointments. The number of holdings has been increased from 90 to 100 stocks, while the slight overweight positions in Technology and Healthcare are being reduced. The underweight position in the Non-Bank Finance sector is also being reduced.

Geographically, the Fund has moved from index weight to slightly underweight the Euro zone as higher oil prices and union wage demands make the European Central Bank likely to undo its accommodative stance before other major economy monetary authorities. The Fund moved from underweight to index weight in Japan to take advantage of gains in the exporter sector, which should be enhanced as grossly underweight competitor funds move closer to index weight.

Lastly, to participate in the U.S. recovery, positions are being maintained in Canada and Mexico, which could benefit from their NAFTA trading relationship with the U.S. Both Canada and Mexico are net energy exporters and could act as a partial hedge should oil prices continue to rise. The Fund also has smaller positions in Singapore, South Korea and Taiwan in firms which feed into the U.S. consumer and manufacturing recovery.


International   investments  involve  risks  not  present  in  U.S.  securities, including currency fluctuation, less public information and political and economic uncertainty.

The opinions expressed reflect those of the portfolio manager only through April 30, 2002. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                  See Definition of Terms.     3

DEFINITION OF TERMS

(1) On February 2, 1998, the ING International Growth Fund redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Fund is 5.75%. The POP (public offering price) returns reflect this maximum load.
(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3) The ING International Growth Fund began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4
     - 3%, Year 5 - 2%, Year 6 - 1%.
(4) The ING International Growth Fund began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.
(5) The ING International Growth Fund began offering Class O shares on August 1, 2001. For periods prior to that date, Class O performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class O shares.
(a) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

The unmanaged index described above is not available for individual direct investment.

INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         NUMBER OF    MARKET
                                                          SHARES       VALUE
                                                         ---------  -----------
COMMON STOCKS (90.0%)

AUSTRALIA (3.1%)
CSL Ltd. (Health Care - Drugs/Pharmaceuticals) .......     19,800   $   415,503
CSR Ltd. (Construction) ..............................    230,500       755,400
Macquarie Infrastructure Group (Investment
  Services) ..........................................    240,800       428,214
Orica Ltd. (Manufacturing - Diversified) .............    208,300       917,655
                                                                    -----------
TOTAL AUSTRALIA                                                       2,516,772
                                                                    -----------
BELGIUM (1.4%)
Dexia (Banks - Major Regional) .......................     52,000       856,773
Solvay SA (Chemicals - Diversified) ..................      3,700       246,183
                                                                    -----------
TOTAL BELGIUM                                                         1,102,956
                                                                    -----------
CANADA (0.9%)
BCE Inc. (Telecommunications) ........................     22,100       388,375
Biovail Corp. (Health Care -
  Drugs/Pharmaceuticals) + ...........................      8,800       332,376
                                                                    -----------
TOTAL CANADA                                                            720,751
                                                                    -----------
DENMARK (0.4%)
Vestas Wind Systems A/S (Electrical Equipment) .......      9,600       313,877
                                                                    -----------
FINLAND (3.1%)
Metso Corp. (Machinery - Diversified) ................     41,200       500,775
Nokia Oyj, ADR (Communications Equipment) ............     52,100       847,146
Perlos Oyj (Electronics - Component Dist.) ...........     26,400       190,629
Sonera Group Oyj (Telecommunications) ................     73,400       327,785
Stora Enso Oyj (Paper & Forest Products) .............     48,900       621,223
                                                                    -----------
TOTAL FINLAND                                                         2,487,558
                                                                    -----------
FRANCE (12.8%)
Accor SA (Lodging - Hotels) ..........................     15,100       609,884
Altran Technologies SA (Computers
  Software/Services) .................................     14,300       746,750
Aventis SA (Health Care -
  Drugs/Pharmaceuticals) .............................     23,800     1,689,624
BNP Paribas SA (Banks - Money Center) ................     18,200       950,409
Business Objects SA (Computers
  Software/Services) .................................     16,700       562,289
Michelin (CGDE) - Class B (Tires & Rubber) ...........     10,900       421,994
Sanofi-Synthelabo SA (Health Care -
  Drugs/Pharmaceuticals) .............................     10,700       684,478
Societe Generale - Class A (Banks - Money
Center) ..............................................     11,400       780,063
Technip-Coflexip SA (Oil & Gas - Drilling
  & Equipment) .......................................      2,600       366,587
Thomson Multimedia (Household Furnishings
  & Appliances) ......................................     18,500       505,524
Total Fina Elf (Oil & Gas - Refining &
  Marketing) .........................................     11,622     1,760,023
Vivendi Universal SA (Broadcasting - TV,
  Radio & Cable) .....................................     41,700     1,328,703
                                                                    -----------
TOTAL FRANCE                                                         10,406,328
                                                                    -----------
GERMANY (4.1%)
Allianz AG (Insurance - Multi-Line) ..................      4,300     1,010,463
Altana AG (Health Care - Diversified) ................     12,600       704,488
BMW AG (Automobiles) + ...............................     10,300       410,820
Gehe AG (Health Care - Drugs/Pharmaceuticals) ........     18,083       755,905
SAP AG (Computers Software/Services) + ...............      3,300   $   426,955
                                                                    -----------
TOTAL GERMANY                                                         3,308,631
                                                                    -----------
HONG KONG (1.4%)
Cathay Pacific Airways Ltd. (Airlines) ...............    498,000       862,028
Esprit Holdings Ltd. (Wholesalers) ...................    156,000       300,037
                                                                    -----------
TOTAL HONG KONG                                                       1,162,065
                                                                    -----------
ISRAEL (1.6%)
Teva Pharmaceutical Industries Ltd. (Health
  Care - Drugs/Pharmaceuticals) ......................     23,900     1,338,639
                                                                    -----------
ITALY (4.9%)
Autostrade SpA (Services - Commercial &
  Consumer) + ........................................    143,200     1,162,950
Banca Intesa SpA (Banks - Money Center) ..............    135,300       437,324
Banca Nazionale del Lavoro (Banks - Money
  Center) ............................................    189,650       431,147
ENI SpA (Oil - International Integrated) .............    125,000     1,918,871
                                                                    -----------
TOTAL ITALY                                                           3,950,292
                                                                    -----------
JAPAN (20.3%)
Bridgestone Corp. (Auto Parts & Equipment) ...........     40,000       563,911
Canon, Inc. (Electronics - Component Dist.) ..........     27,750     1,062,821
DAI Nippon Printing Co., Ltd. (Printing &
  Copying Services) ..................................     49,000       617,173
Denso Corp. (Auto Parts & Equipment) .................     22,100       357,839
Eisai Co.,Ltd. (Health Care -
  Drugs/Pharmaceuticals) .............................     33,500       860,579
Fast Retailing Co. Ltd. (Retail
  Speciality - Apparel) ..............................     32,000       851,938
Funai Electric Co., Ltd. (Electronics -
  Component Dist.) ...................................      4,100       432,788
Honda Motor Co. (Automobiles) ........................     22,600     1,013,358
Ito-Yokado Co., Ltd. (Retail - General
  Merchandise Chains) ................................     21,000     1,034,797
Konica Corp. (Photography/Imaging) ...................     58,000       371,586
Marui Co., Ltd. (Retail - Department Stores) .........     48,000       591,126
Mitsubishi Corp. (Electronics - Component
  Dist.) .............................................    126,000       944,559
Nissan Motor Co., Ltd. (Automobiles) .................    154,000     1,184,431
Nitto Denko Corp. (Electrical Equipment) .............     27,800       915,413
NTT DoCoMo, Inc. (Cellular/Wireless
  Telecommunications) + ..............................        215       546,622
Ricoh Co., Ltd. (Electronics - Component Dist.) ......     37,000       689,826
SEGA Corp. (Leisure Time - Products) + ...............     79,600     1,784,587
Shin-Etsu Chemical Co., Ltd. (Chemicals -
  Diversified) .......................................     14,600       601,230
Sony Corporation (Electronics) .......................     24,000     1,289,117
Sumitomo Mitsui Banking Corp. (Banks - Money
  Center) ............................................    177,000       788,136
                                                                    -----------
TOTAL JAPAN                                                          16,501,837
                                                                    -----------
MEXICO (2.3%)
America Movil SA de CV, ADR (Cellular/Wireless
  Telecommunications) + ..............................     84,900     1,583,385
Grupo Televisa SA, ADR (Broadcasting - TV,
  Radio & Cable) .....................................      6,300       284,760
                                                                    -----------
TOTAL MEXICO                                                          1,868,145
                                                                    -----------

                                    See Notes to Portfolio of Investments.     5

INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                         NUMBER OF    MARKET
                                                          SHARES       VALUE
                                                         ---------  -----------
NETHERLANDS (3.1%)
Akzo Nobel NV (Chemicals - Diversified) ..............      9,500    $  408,079
Crucell NV (Biotechnology) + .........................    104,800       459,517
Jomed NV (Health Care - Medical
  Products/Supplies) .................................     16,150       368,471
Koninklijke (Royal) KPN NV (Telephone Long
  Distance) ..........................................    281,800     1,276,205
                                                                    -----------
TOTAL NETHERLANDS                                                     2,512,272
                                                                    -----------
NORWAY (1.7%)
Kvaerner ASA (Oil & Gas -
  Exploration/Production) + ..........................    877,000       871,261
Tandberg ASA (Telecommunications
  Equipment) + .......................................     29,700       358,662
Tomra Systems ASA (Waste Management) .................     22,000       167,519
                                                                    -----------
TOTAL NORWAY                                                          1,397,442
                                                                    -----------
SINGAPORE (1.3%)
Flextronics International Ltd.
  (Electrical Equipment) + ...........................     25,900       358,715
Keppel Corp. (Banks - Major Regional) + ..............    313,600       726,707
                                                                    -----------
TOTAL SINGAPORE                                                       1,085,422
                                                                    -----------
SOUTH KOREA (2.2%)
Kookmin Bank, ADR (Banks - Major Regional) + .........     30,687     1,414,671
SK Telecom Co., Ltd., ADR (Cellular/Wireless
  Telecommunications) ................................     18,100       387,159
                                                                    -----------
TOTAL SOUTH KOREA                                                     1,801,830
                                                                    -----------
SPAIN (2.4%)
Banco Santander Central Hispano, SA (Banks -
  Money Center) ......................................    117,100     1,083,831
Grupo Ferrovial, SA (Engineering &
  Construction) ......................................     35,900       869,477
                                                                    -----------
TOTAL SPAIN                                                           1,953,308
                                                                    -----------
SWEDEN (4.1%)
Electrolux AB (Household Furnishings &
  Appliances) ........................................     14,500       240,988
Eniro AB (Services - Commercial & Consumer) ..........    136,300     1,059,783
Modern Times Group MTG AB (Broadcasting -
  TV, Radio & Cable) + ...............................     38,300       684,932
Nobel Biocare AB (Health Care - Medical
  Products/Supplies) .................................      3,800       224,183
Svenska Cellulosa AB - Class B (Paper &
  Forest Products) ...................................     25,900       878,529
Swedish Match AB (Tobacco) ...........................     26,000       204,687
                                                                    -----------
TOTAL SWEDEN                                                          3,293,102
                                                                    -----------
SWITZERLAND (4.1%)
Actelion Ltd. (Health Care -
  Drugs/Pharmaceuticals) + ...........................      8,000       374,915
Logitech International SA (Computers -
  Peripherals) .......................................     11,340       527,247
Novartis AG (Health Care -
  Drugs/Pharmaceuticals) .............................     25,600     1,072,652
UBS AG (Banks - Money Center) ........................     28,100     1,353,278
                                                                    -----------
TOTAL SWITZERLAND                                                     3,328,092
                                                                    -----------
TAIWAN (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Electronics - Semiconductors) + ...................     71,800     1,270,860
                                                                    -----------
UNITED KINGDOM (13.2%)
3i Group Plc (Investment Services) ...................     53,300    $  537,302
BPB Plc (Building Materials) .........................     66,600       388,078
BT Group Plc (Telephone - Intergrated) ...............    181,100       680,649
Celltech Group Plc (Biotechnology) + .................     45,400       375,655
Galen Holdings Plc (Health Care - Diversified) .......     98,900       774,390
Man Group Plc (Investment Banking/Brokerage) .........    104,600     1,459,763
Misys Plc (Computers Software/Services) ..............     87,900       327,804
Northern Rock Plc (Banks - Major Regional) ...........     37,500       386,494
Oxford GlycoSciences Plc (Biotechnology) + ...........     56,200       266,894
P & O Princess Cruises Plc (Transportation -
  Miscellaneous) .....................................    125,700       845,984
Royal Bank of Scotland Group Plc (Banks -
  Money Center) ......................................     30,600       877,266
Shire Pharmaceuticals Group Plc (Health Care -
  Drugs/Pharmaceuticals) + ...........................     18,000       399,600
Telewest Communications Plc (Broadcasting - TV,
  Radio & Cable) .....................................  4,509,400       745,589
United Business Media Plc (Publishing) ...............     40,000       305,335
Vodafone AirTouch Plc (Cellular/Wireless
  Telecommunications) ................................  1,478,065     2,384,637
                                                                    -----------
TOTAL UNITED KINGDOM                                                 10,755,440
                                                                    -----------
TOTAL COMMON STOCKS (COST $72,953,351)                               73,075,619
                                                                    -----------
PREFERRED STOCKS (0.4%)
GERMANY (0.4%)
Porsche AG (Auto Trucks & Parts) .....................        700       310,080
                                                                    -----------
TOTAL PREFERRED STOCKS (COST $308,734)                                  310,080
                                                                    -----------
TOTAL INVESTMENTS (COST $73,262,085)(A)                              73,385,699

OTHER ASSETS LESS LIABILITIES                                         7,787,511
                                                                    -----------
TOTAL NET ASSETS                                                    $81,173,210
                                                                    ===========


NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $76,296,547. Unrealized gains and losses, based on identified tax cost at April 30, 2002, are as follows:

Unrealized gains ................................................   $ 5,223,689

Unrealized losses ...............................................    (8,134,537)
                                                                    -----------
  Net unrealized loss ...........................................   $(2,910,848)
                                                                    ===========

+ Non-income producing security.

ADR - American Depositary Receipt

Category percentages are based on net assets.

6     See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value ..........................................   $ 73,385,699
Cash denominated in foreign currencies .........................        407,967
Receivable for:
  Dividends and interest .......................................        110,081
  Investments sold .............................................      5,155,599
  Fund shares sold .............................................      6,265,518
  Recoverable foreign taxes ....................................         76,205
Prepaid expenses ...............................................            650
Other assets ...................................................         25,409
                                                                   ------------
      Total assets .............................................     85,427,128
                                                                   ------------
LIABILITIES:
Payable for:
  Investments purchased ........................................      3,291,008
  Fund shares redeemed .........................................        821,545
  Investment advisory fees .....................................         56,222
  Administrative service fees ..................................          6,614
  Distribution and shareholder service fees ....................         12,995
Other liabilities ..............................................         65,534
                                                                   ------------
      Total liabilities ........................................      4,253,918
                                                                   ------------
    NET ASSETS .................................................   $ 81,173,210
                                                                   ============
NET ASSETS REPRESENTED BY:
Paid-in capital ................................................   $141,240,215
Net unrealized gain on investments and
  foreign currencies ...........................................        125,195
Undistributed net investment loss ..............................       (273,862)
Accumulated net realized loss on investments
  and foreign currencies .......................................    (59,918,338)
                                                                   ------------
    NET ASSETS .................................................   $ 81,173,210
                                                                   ============

Cost of investments ............................................   $ 73,262,085
Cost of cash denominated in foreign currencies .................   $  1,128,154

                                        See Notes to Financial Statements.     7

INTERNATIONAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL SHARES, $.001 PAR VALUE:
Class I:
  Outstanding ....................................................     3,477,930
  Net Assets .....................................................   $25,114,836
  Net Asset Value, offering and redemption price per
    share (net assets divided by shares outstanding) .............   $      7.22

Class A:
  Outstanding ....................................................     7,399,613
  Net Assets .....................................................   $52,998,536
  Net Asset Value, offering and redemption price per
    share (net assets divided by shares outstanding) .............   $      7.16
  Offering price (net asset value divided by 1 minus
    5.75% sales load) ............................................   $      7.60

Class B:
  Outstanding ....................................................       145,732
  Net Assets .....................................................   $ 1,032,075
  Net Asset Value, offering and redemption price per
    share (net assets divided by shares outstanding) .............   $      7.08

Class C:
  Outstanding ....................................................       238,816
  Net Assets .....................................................   $ 1,686,981
  Net Asset Value, offering and redemption price per
    share (net assets divided by shares outstanding) .............   $      7.06

Class O:
  Outstanding ....................................................        47,470
  Net Assets .....................................................   $   340,782
  Net Asset Value, offering and redemption price per
    share (net assets divided by shares outstanding) .............   $      7.18

8     See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
STATEMENT OF OPERATIONS
SIX-MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends .......................................................   $   391,302
Interest ........................................................        28,355
                                                                    -----------
                                                                        419,657
Foreign taxes withheld on dividends .............................       (45,930)
                                                                    -----------
    Total investment income .....................................       373,727
                                                                    -----------
INVESTMENT EXPENSES:
Investment advisory fees ........................................       357,212
Administrative services fees ....................................        22,083
Distribution plan fee - Class A .................................        67,919
Distribution plan fee - Class B .................................         4,100
Distribution plan fee - Class C .................................         7,730
Shareholder services fee - Class B ..............................         1,366
Shareholder services fee - Class C ..............................         2,572
Shareholder services fee - Class O ..............................           169
Printing and postage fees .......................................        14,572
Custody fees ....................................................        77,282
Transfer agent fees .............................................        81,946
Audit and tax fees ..............................................        14,305
Directors' fees .................................................         2,412
Registration fees ...............................................        14,690
Miscellaneous expenses ..........................................        21,468
                                                                    -----------
Expenses before reimbursement and waiver from
  Investment Adviser ............................................       689,826
Expense reimbursement and waiver from Investment Adviser ........       (42,237)
                                                                    -----------
    Net investment expenses .....................................       647,589
                                                                    -----------
Net investment loss .............................................      (273,862)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments ...................................................    (4,855,448)
  Futures and forward foreign currency exchange contracts .......       (66,709)
  Foreign currency related transactions .........................       (83,830)
                                                                    -----------
    Net realized loss on investments ............................    (5,005,987)
                                                                    -----------
Net unrealized gain (loss) on:
  Investments ...................................................     5,124,618
  Foreign currency related transactions .........................         3,703
                                                                    -----------
    Net change in unrealized gain on investments ................     5,128,321
                                                                    -----------
Net realized and change in unrealized gain or
  loss on investments ...........................................       122,334
                                                                    -----------
Net decrease in net assets resulting from operations ............   $  (151,528)
                                                                    ===========

                                        See Notes to Financial Statements.     9

INTERNATIONAL GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX-MONTH
                                                                         PERIOD ENDED
                                                                        APRIL 30, 2002        YEAR ENDED
                                                                          (UNAUDITED)      OCTOBER 31, 2001
                                                                        --------------     ----------------
FROM OPERATIONS:
Net investment loss .................................................   $    (273,862)      $    (391,297)
Net realized loss on investments ....................................      (5,005,987)        (49,673,659)
Net change in unrealized gain on investments ........................       5,128,321           3,444,545
                                                                        -------------       -------------
  Net decrease in net assets resulting from operations ..............        (151,528)        (46,620,411)
                                                                        -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
  From net realized gains on investments ............................              --          (6,690,049)
Class A:
  From net realized gains on investments ............................              --         (12,178,163)
Class B:
  From net realized gains on investments ............................              --            (228,334)
Class C:
  From net realized gains on investments ............................              --          (1,178,517)
                                                                        -------------       -------------
 Decrease in net assets from distributions to shareholders ..........              --         (20,275,063)
                                                                        -------------       -------------
FROM FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares sold .........................................      49,153,746         127,785,284
  Net asset value of shares issued upon reinvestment
    of distributions ................................................              --           6,636,810
  Payments for shares redeemed ......................................     (51,415,865)       (131,464,716)
Class A:
  Proceeds from shares sold .........................................     115,108,706         174,356,680
  Net asset value of shares issued upon reinvestment
    of distributions ................................................              --          11,872,508
  Payments for shares redeemed ......................................    (114,752,191)       (176,392,063)
Class B:
  Proceeds from shares sold .........................................          64,447             421,693
  Net asset value of shares issued upon reinvestment
    of distributions ................................................              --             223,457
  Payments for shares redeemed ......................................         (88,060)           (372,937)
Class C:
  Proceeds from shares sold .........................................       2,283,033           7,013,724
  Net asset value of shares issued upon reinvestment
    of distributions ................................................              --             650,817
  Payments for shares redeemed ......................................      (3,174,063)         (9,745,545)
Class O:
  Proceeds from shares sold .........................................         369,516              19,227
  Payments for shares redeemed ......................................         (38,058)                 --
                                                                        -------------       -------------
 Net increase (decrease) in net assets from fund
   share transactions ...............................................      (2,488,789)         11,004,939
                                                                        -------------       -------------
Net change in net assets ............................................      (2,640,317)        (55,890,535)

NET ASSETS:
Beginning of period .................................................   $  83,813,527       $ 139,704,062
                                                                        -------------       -------------
End of period .......................................................   $  81,173,210       $  83,813,527
                                                                        =============       =============
End of period net assets includes distributions in
  excess of net investment income ...................................   $    (273,862)      $          --
                                                                        =============       =============

10     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                          SIX-MONTH
                                                                         PERIOD ENDED
                                                                        APRIL 30, 2002        YEAR ENDED
                                                                          (UNAUDITED)      OCTOBER 31, 2001
                                                                        --------------     ----------------
SHARE TRANSACTIONS:
  Class I:
    Number of shares sold ...........................................       6,546,242          13,832,940
    Number of shares issued upon reinvestment of distributions ......              --             628,485
    Number of shares redeemed .......................................      (6,861,901)        (14,106,481)
                                                                        -------------       -------------
  Net increase (decrease) ...........................................        (315,659)            354,944
                                                                        =============       =============
  Class A:
    Number of shares sold ...........................................      15,776,002          17,963,861
    Number of shares issued upon reinvestment of distributions ......              --           1,102,769
    Number of shares redeemed .......................................     (15,581,899)        (18,025,517)
                                                                        -------------       -------------
  Net increase ......................................................         194,103           1,041,113
                                                                        =============       =============
  Class B:
    Number of shares sold ...........................................           9,676              44,605
    Number of shares issued upon reinvestment of distributions ......              --              21,261
    Number of shares redeemed .......................................         (12,094)            (38,173)
                                                                        -------------       -------------
  Net increase (decrease) ...........................................          (2,418)             27,693
                                                                        =============       =============
  Class C:
    Number of shares sold ...........................................         319,136             691,552
    Number of shares issued upon reinvestment of distributions ......              --              61,091
    Number of shares redeemed .......................................        (435,877)         (1,008,687)
                                                                        -------------       -------------
  Net decrease ......................................................        (116,741)           (256,044)
                                                                        =============       =============
  Class O:
    Number of shares sold ...........................................          50,131               2,533
    Number of shares redeemed .......................................          (5,194)                 --
                                                                        -------------       -------------
  Net increase ......................................................          44,937               2,533
                                                                        =============       =============

                                       See Notes to Financial Statements.     11

INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

ING Series Fund, Inc. (Company) (formerly Aetna Series Fund, Inc.) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers ING International Growth Fund (International Fund). The Fund offers five classes of shares, Class I, Class A, Class B, Class C, and Class O. Class I is offered principally to institutions. Class O is offered to customers purchasing shares through ING Direct Securities, Inc., a subsidiary of ING Groep N.V. (ING). The Fund seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International will not target any given level of current income.

Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

     CLASS I: No sales charges or distribution fees.

     CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% of average net assets of the class per year.

     CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

     CLASS C: No front-end sales charge; CDSC on redemptions made within 12 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

     CLASS O: No front-end sales charge; no distribution fees; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

     CLASS I             CLASS A          CLASS B          CLASS C           CLASS O
     -------             -------          -------          -------           -------
December 27, 1991    April 15, 1994    March 1, 1999    June 30, 1998    August 1, 2001

On January 1, 2002, the Company changed its principal underwriter from Aeltus Capital, Inc. (ACI) to ING Funds Distributor, Inc. On March 1, 2002, ING Investments, LLC (ING Investments) replaced Aeltus Investment Management, Inc. (Aeltus), as the investment adviser to the Fund. ING Investments has engaged Aeltus to serve as the subadviser to the Fund effective March 1, 2002. ING Funds Distributor, Inc., ING Investments and Aeltus are indirect wholly owned subsidiaries of ING. ING is a global financial institution active in the fields of insurance, banking and asset management in more that 65 countries.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Fund have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the last bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Fund may invest in financial futures contracts as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Fund equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Fund as unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Fund are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Fund, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolio of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, certain futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold is identified in the Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

The Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, the Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, the Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

G. LINE OF CREDIT

Certain series of the Company (including the Fund), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively ING Mutual Funds, have entered into a revolving credit facility, of up to $200,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unused amount of the credit facility. The Fund will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of April 30, 2002.

--------------------------------------------------------------------------------

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

The Fund pays ING Investments an investment advisory fee expressed as a percentage of its average daily net assets. As the Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below is the Fund's annual investment advisory fee range and the effective annual rate before waivers as of April 30, 2002:

                            FEE               EFFECTIVE
                           RANGE                RATE
                           -----                ----
                        0.85%-0.70%             0.85%

ING Investments entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING Investments may determine, Aeltus manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations. The subadvisory agreement provides that ING Investments will pay Aeltus a subadvisory fee at the annual rates of 0.383% to 0.315% based on average daily net assets. For the period March 1, 2002 to April 30, 2002, ING Investments paid Aeltus $51,969.

Currently, the Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for the Fund. The Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets. ING Funds Services, LLC (IFS) will become administrator to the Fund on May 1, 2002. Pursuant to the Administrative Services Agreement with the Company and IFS, the Fund will pay an administrative services fee at an annual rate of 0.08% of its average daily net assets to IFS beginning May 1, 2002.

ING Investments has entered into a Service Agreement with ING Life Insurance and Annuity Company (ILIAC) (formerly known as Aetna Life Insurance and Annuity Company) under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Fund that purchased their shares through ILIAC. In exchange for these services, ING Investments pays ILIAC a fee of up to 0.25% of the average daily net assets associated with those shares. For the period November 1, 2001 through April 30, 2002, ING Investments paid ILIAC $58,323.

The Company has adopted a Shareholder Services Plan for the Class B, Class C and Class O shares. Under the Shareholder Services Plan, ING Funds Distributor, Inc. is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B, Class C and Class O shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ING Funds Distributor, Inc. at an annual rate of 0.25% of the average daily net assets of Class A shares of the Fund and 0.75% of the average daily net assets of Class B and Class C shares of the Fund. Amounts paid by the Fund are used to pay expenses incurred by ING Funds Distributor, Inc. in promoting the sale of Class A, Class B and Class C shares. For the period ended April 30, 2002, ING Funds Distributor,

INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

Inc. received net commissions of $3,202 from the sales of Class A shares and contingent sales charges from redemptions of Class C shares. Prior to January 1, 2002, the Shareholder and Distribution fees were paid to ACI. Presently, the Fund's class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B, Class C and Class O shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

ING Investments is contractually obligated through December 31, 2002 to reimburse the Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase the Fund's total return. Actual expenses for the period ended April 30, 2002 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2002 were:

                       COST OF PURCHASES     PROCEEDS FROM SALES
                       -----------------     -------------------
                          $120,534,110          $130,070,108

6.CAPITAL LOSS CARRYFORWARDS

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of April 30, 2002, the following capital loss carryforwards had been incurred:

                TOTAL CAPITAL LOSS           YEAR OF EXPIRATION
                   CARRYFORWARD                     2009
                   ------------                     ----
                   $ 51,351,664                $ 51,351,664

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 16 billion shares. Of those 16 billion shares, International has been allocated 200 million shares each of Class I, Class A, Class B, Class C and Class O.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:

                                                SIX-MONTH
                                               PERIOD ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2002    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
CLASS I                                        (UNAUDITED)         2001          2000          1999          1998          1997
-------                                        -----------         ----          ----          ----          ----          ----
Net asset value, beginning of period ......     $   7.32         $  13.57      $  13.78      $  11.87      $  13.65      $  11.79
                                                --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income or loss ...........        (0.02)           (0.01)        (0.09)         0.01+         0.02+         0.02+
  Net realized and change in unrealized
    gain or loss on investments ...........        (0.08)           (4.17)         1.47          3.09          1.06          2.89
                                                --------         --------      --------      --------      --------      --------
      Total income from investment
        operations ........................        (0.10)           (4.18)         1.38          3.10          1.08          2.91
                                                --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
  From net investment income ..............           --               --            --         (0.59)        (0.40)        (0.16)
  From net realized gains on investments ..           --            (2.07)        (1.59)        (0.60)        (2.46)        (0.89)
                                                --------         --------      --------      --------      --------      --------
      Total distributions .................           --            (2.07)        (1.59)        (1.19)        (2.86)        (1.05)
                                                --------         --------      --------      --------      --------      --------
Net asset value, end of period ............     $   7.22         $   7.32      $  13.57      $  13.78      $  11.87      $  13.65
                                                ========         ========      ========      ========      ========      ========

Total return ..............................        (1.37)%         (35.47)%        9.16%        28.10%        10.22%        26.02%
Net assets, end of period (000's) .........     $ 25,115         $ 27,777      $ 46,655      $ 42,605      $ 34,556      $ 56,369
Ratio of expenses after reimbursement and
  waiver to average net assets ............         1.35%(1)         1.35%         1.24%         1.35%         1.48%         1.72%
Ratio of net investment income or loss
  after reimbursement and waiver to
  average net assets ......................        (0.45)%(1)       (0.14)%       (0.30)%        0.09%         0.15%         0.18%
Ratio of expenses before reimbursement
  and waiver to average net assets ........         1.45%(1)           --          1.24%         1.53%         1.67%           --
Portfolio turnover rate ...................       146.08%          221.92%       181.87%       175.71%       152.73%       194.41%

+    PER  SHARE  DATA  CALCULATED   USING  WEIGHTED  AVERAGE  NUMBER  OF  SHARES
     OUTSTANDING THROUGHOUT THE PERIOD.

(1)  ANNUALIZED.

                                       See Notes to Financial Statements.     17

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:

                                                SIX-MONTH
                                               PERIOD ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2002   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
CLASS A                                        (UNAUDITED)        2001          2000          1999          1998          1997
-------                                        -----------        ----          ----          ----          ----          ----
Net asset value, beginning of period ......     $   7.27        $  13.50      $  13.74      $  11.83      $  13.57      $  11.77
                                                --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .....................        (0.03)          (0.04)        (0.06)        (0.02)+       (0.02)+       (0.07)+
  Net realized and change in unrealized
    gain or loss on investments ...........        (0.08)          (4.15)         1.39          3.08          1.05          2.88
                                                --------        --------      --------      --------      --------      --------
    Total income from investment
      operations ..........................        (0.11)          (4.19)         1.33          3.06          1.03          2.81
                                                --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
  From net investment income ..............           --              --            --         (0.55)        (0.31)        (0.12)
  From net realized gains on investments ..           --           (2.04)        (1.57)        (0.60)        (2.46)        (0.89)
                                                --------        --------      --------      --------      --------      --------
    Total distributions ...................           --           (2.04)        (1.57)        (1.15)        (2.77)        (1.01)
                                                --------        --------      --------      --------      --------      --------
Net asset value, end of period ............     $   7.16        $   7.27      $  13.50      $  13.74      $  11.83      $  13.57
                                                ========        ========      ========      ========      ========      ========

Total return ..............................        (1.51)%        (35.60)%        8.80%        27.76%         9.76%        25.07%
Net assets, end of period (000's) .........     $ 52,999        $ 52,392      $ 83,245      $ 35,098      $ 15,078      $ 19,063
Ratio of expenses after reimbursement and
  waiver to average net assets ............         1.60%(1)        1.60%         1.49%         1.60%         1.82%         2.47%
Ratio of net investment loss after
  reimbursement and waiver to average net
  assets ..................................        (0.71)%(1)      (0.39)%       (0.55)%       (0.16)%       (0.19)%       (0.57)%
Ratio of expenses before reimbursement
  and waiver to average net assets ........         1.70%(1)          --          1.49%         1.78%         2.01%           --
Portfolio turnover rate ...................       146.08%         221.92%       181.87%       175.71%       152.73%       194.41%

+    PER  SHARE  DATA  CALCULATED   USING  WEIGHTED  AVERAGE  NUMBER  OF  SHARES
     OUTSTANDING THROUGHOUT THE PERIOD.

(1)  ANNUALIZED.

18   See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:

                                                                                                           PERIOD FROM
                                                         SIX-MONTH                                        MARCH 1, 1999
                                                        PERIOD ENDED      YEAR ENDED     YEAR ENDED     (DATE OF INITIAL
                                                       APRIL 30, 2002     OCTOBER 31,    OCTOBER 31,     PUBLIC OFFERING)
CLASS B                                                 (UNAUDITED)          2001           2000       TO OCTOBER 31, 1999
-------                                                 -----------          ----           ----       -------------------
Net asset value, beginning of period ...............    $    7.22         $   13.42      $   13.69           $   11.70
                                                        ---------         ---------      ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..............................        (0.05)            (0.10)         (0.05)              (0.08)+
  Net realized and change in unrealized gain or
    loss on investments ............................        (0.09)            (4.13)          1.29                2.07
                                                        ---------         ---------      ---------           ---------
      Total income from investment operations ......        (0.14)            (4.23)          1.24                1.99
                                                        ---------         ---------      ---------           ---------
LESS DISTRIBUTIONS:
From net realized gains on investments .............           --             (1.97)         (1.51)                 --
                                                        ---------         ---------      ---------           ---------
Total distributions ................................           --             (1.97)         (1.51)                 --
                                                        ---------         ---------      ---------           ---------
Net asset value, end of period .....................    $    7.08         $    7.22      $   13.42           $   13.69
                                                        =========         =========      =========           =========

Total return .......................................        (1.94)%          (36.10)%         8.15%              17.01%
Net assets, end of period (000's) ..................    $   1,032         $   1,069      $   1,617           $     225
Ratio of expenses after reimbursement and waiver to
  average net assets ...............................         2.35%(1)          2.35%          2.24%               2.35%(1)
Ratio of net investment loss after reimbursement and
  waiver to average net assets .....................        (1.46)%(1)        (1.14)%        (1.30)%             (0.91)%(1)
Ratio of expenses before reimbursement and waiver to
  average net assets ...............................         2.46%(1)            --           2.24%               2.53%(1)
Portfolio turnover rate ............................       146.08%           221.92%        181.87%             175.71%

+    PER  SHARE  DATA  CALCULATED   USING  WEIGHTED  AVERAGE  NUMBER  OF  SHARES
     OUTSTANDING THROUGHOUT THE PERIOD.

(1)  ANNUALIZED.

                                       See Notes to Financial Statements.     19

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:

                                                                                                                  PERIOD FROM
                                            SIX-MONTH                                                            JUNE 30, 1998
                                           PERIOD ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED      (DATE OF INITIAL
                                          APRIL 30, 2002      OCTOBER 31,     OCTOBER 31,      OCTOBER 31,      PUBLIC OFFERING)
CLASS C                                    (UNAUDITED)           2001            2000             1999        TO OCTOBER 31, 1998
-------                                    -----------           ----            ----             ----        -------------------
Net asset value, beginning of period ...    $    7.19         $   13.39        $   13.68       $   11.85          $   13.29
                                            ---------         ---------        ---------       ---------          ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................        (0.06)            (0.17)           (0.05)          (0.12)+            (0.03)+
  Net realized and change in unrealized
    gain or loss on investments ........        (0.07)            (4.06)            1.27            3.10              (1.41)
                                            ---------         ---------        ---------       ---------          ---------
      Total income from investment
        operations .....................        (0.13)            (4.23)            1.22            2.98              (1.44)
                                            ---------         ---------        ---------       ---------          ---------
LESS DISTRIBUTIONS:
  From net investment income ...........           --                --               --           (0.55)                --
  From net realized gains on investments           --             (1.97)           (1.51)          (0.60)                --
                                            ---------         ---------        ---------       ---------          ---------
      Total distributions ..............           --             (1.97)           (1.51)          (1.15)                --
                                            ---------         ---------        ---------       ---------          ---------
Net asset value, end of period .........    $    7.06         $    7.19        $   13.39       $   13.68          $   11.85
                                            =========         =========        =========       =========          =========

Total return ...........................        (1.81)%          (36.08)%           7.91%          27.01%            (10.84)%
Net assets, end of period (000's) ......    $   1,687         $   2,557        $   8,187       $   1,359          $     156
Ratio of expenses after reimbursement
  and waiver to average net assets .....         2.35%(1)          2.35%            2.24%           2.35%              2.36%(1)
Ratio of net investment loss after
  reimbursement and waiver to average
  net assets ...........................        (1.46)%(1)        (1.14)%          (1.30)%         (0.91)%            (0.73)%(1)
Ratio of expenses before reimbursement
  and waiver to average net assets .....         2.46%(1)            --             2.24%           2.53%              2.55%(1)
Portfolio turnover rate ................       146.08%           221.92%          181.87%         175.71%            152.73%

+    PER  SHARE  DATA  CALCULATED   USING  WEIGHTED  AVERAGE  NUMBER  OF  SHARES
     OUTSTANDING THROUGHOUT THE PERIOD.

(1)  ANNUALIZED.

20     See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period:

                                                                                                       PERIOD FROM
                                                                                   SIX-MONTH         AUGUST 1, 2001
                                                                                  PERIOD ENDED      (DATE OF INITIAL
                                                                                 APRIL 30, 2002      PUBLIC OFFERING)
CLASS O                                                                            (UNAUDITED)     TO OCTOBER 31, 2001
-------                                                                            -----------     -------------------
Net asset value, beginning of period ............................................    $  7.28             $  8.41
                                                                                     -------             -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ...........................................................      (0.01)              (0.01)
  Net realized and change in unrealized loss on investments .....................      (0.09)              (1.12)
                                                                                     -------             -------
    Total income from investment operations .....................................      (0.10)              (1.13)
                                                                                     -------             -------
Net asset value, end of period ..................................................    $  7.18             $  7.28
                                                                                     =======             =======

Total return ....................................................................      (1.37)%            (13.44)%
Net assets, end of period (000's) ...............................................    $   341             $    18
Ratio of expenses after reibursement and waiver to average net assets ...........       1.60%(1)            1.60%(1)
Ratio of net investment loss after reimbursement and waiver to average net assets      (0.71)%(1)          (0.39)%(1)
Ratio of expenses before reimbursement and waiver to average net assets .........       1.70%(1)              --
Portfolio turnover rate .........................................................     146.08%             221.92%

(1)  ANNUALIZED.

                                       See Notes to Financial Statements.     21

INTERNATIONAL GROWTH FUND
ADDITIONAL INFORMATION
APRIL 30, 2002
(UNAUDITED)
--------------------------------------------------------------------------------

1. SHAREHOLDER MEETING

On December 12, 2001, a special meeting of shareholders of the Fund was held. At the meeting, shareholders of the Fund voted to approve a new Investment Advisory Agreement, a new Subadvisory Agreement, a modification to the investment objective and an amended and restated Articles of Incorporation. Following is a brief description and the results of each vote:

A. APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Shareholders of the Fund voted to approve a new Investment Advisory Agreement (Agreement) between the Fund and ING Investments, LLC (ING Investments) which became effective March 1, 2002. Under the Agreement, ING Investments has responsibility for supervising all aspects of the operations of the Fund including the selection, purchase and sale of securities. ING Investments will also be responsible for payment of all costs of its personnel, its overhead and its employees who also serve as Directors and Officers of the Company, and that the Fund is responsible for payment of all other of its costs.

                                                    % OF VOTES
                   NUMBER OF         ---------------------------------------
                 SHARES VOTING       CAST FOR      CAST AGAINST      ABSTAIN
                 -------------       --------      ------------      -------
International    7,255,873.436        96.062%         0.672%          3.266%

B. APPROVAL OF NEW SUBADVISORY AGREEMENT

Shareholders of the Fund voted to approve a new Subadvisory Agreement between the Fund and Aeltus Investment Management, Inc. (Aeltus), which became effective March 1, 2002. The Subadvisory Agreement contemplates that Aeltus will, subject to the supervision of the Board and ING Investments, provide a continuous investment program of evaluation, investment, sales, and reinvestment of the Fund's assets.

                                                    % OF VOTES
                   NUMBER OF         ---------------------------------------
                 SHARES VOTING       CAST FOR      CAST AGAINST      ABSTAIN
                 -------------       --------      ------------      -------
International    7,255,873.436        96.051%         0.659%          3.290%

C. APPROVAL OF MODIFICATION TO FUNDAMENTAL INVESTMENT OBJECTIVE

Shareholders of the Fund voted to approve a modification of the Fund's investment objective to permit additional flexibility in managing the Fund's assets. The modified investment objective of the Fund reads as follows: "SEEKS LONG-TERM CAPITAL GROWTH PRIMARILY THROUGH INVESTMENT IN COMMON STOCKS PRINCIPALLY TRADED IN COUNTRIES OUTSIDE OF THE UNITED STATES. INTERNATIONAL GROWTH WILL NOT TARGET ANY GIVEN LEVEL OF CURRENT INCOME."

                                                             % OF VOTES
                   NUMBER OF         -----------------------------------------------------------
                 SHARES VOTING       CAST FOR      CAST AGAINST      ABSTAIN    BROKER NON-VOTES
                 -------------       --------      ------------      -------    ----------------
International    7,255,873.436        87.387%         0.510%          3.322%          8.781%

--------------------------------------------------------------------------------

D. APPROVAL OF AMENDED AND RESTATED ARTICLES OF INCORPORATION

Shareholders of the Fund voted to approve an amended and restated Articles of Incorporation (Revised Charter). The Revised Charter was intended to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies previously advised by Aeltus. The Revised Charter also confirms Board powers implicit in the previous charter and to provide the Board with the authority to adopt qualifications in the Company's By-Laws that would be applicable to and binding upon the current and future Directors. Furthermore, the Revised Charter permits the Directors, subject to applicable law, to liquidate a series or class without shareholder approval.

                                                             % OF VOTES
                   NUMBER OF         -----------------------------------------------------------
                 SHARES VOTING       CAST FOR      CAST AGAINST      ABSTAIN    BROKER NON-VOTES
                 -------------       --------      ------------      -------    ----------------
International    7,255,873.436        86.973%         0.628%          3.618%          8.781%

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, Inc. at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
    ING Asia-Pacific Equity Fund
    ING Emerging Countries Fund
    ING European Equity Fund
    ING International Fund
    ING International Growth Fund
    ING International SmallCap Growth Fund
    ING International Value Fund
    ING Precious Metals Fund
    ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
    ING Global Technology Fund
    ING Global Real Estate Fund
    ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
    ING Growth Fund
    ING Growth + Value Fund
    ING Growth Opportunities Fund
    ING LargeCap Growth Fund
    ING MidCap Opportunities Fund
    ING Small Company Fund
    ING SmallCap Opportunities Fund
    ING Technology Fund
    ING Biotechnology Fund

DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund
    ING Index Plus MidCap Fund
    ING Index Plus SmallCap Fund
    ING Research Enhanced Index Fund

DOMESTIC EQUITY VALUE FUNDS
    ING Financial Services Fund
    ING Large Company Value Fund
    ING MagnaCap Fund
    ING Tax Efficient Equity Fund
    ING Value Opportunity Fund
    ING SmallCap Value Fund
    ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
    ING Equity and Income Fund
    ING Convertible Fund
    ING Balanced Fund
    ING Growth and Income Fund

FIXED INCOME FUNDS
    ING Bond Fund
    ING Classic Money Market Fund*
    ING Government Fund
    ING GNMA Income Fund
    ING High Yield Opportunity Fund
    ING High Yield Bond Fund
    ING Intermediate Bond Fund
    ING Lexington Money Market Trust*
    ING National Tax Exempt Bond Fund
    ING Money Market Fund*
    ING Aeltus Money Market Fund*
    ING Strategic Income Fund

GENERATION FUNDS
    ING Ascent Fund
    ING Crossroads Fund
    ING Legacy Fund

LOAN PARTICIPATION FUNDS
    ING Prime Rate Trust
    ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Brown Brothers Harriman
40 Water Street
Boston, Massachusetts 02109-3661

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, Inc., Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.


[LION LOGO]                                                AFINTLSA043002-062102
 ING FUNDS